SHARE CAPITAL - Narrative (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vote shares	Dec. 31, 2024 USD ($) shares
Class of Stock [Line Items]
Tax-related distributions | $	$ 11,300	$ 17,400
Payments of required distribution amounts | $	$ 3,500	$ 27,200
Cresco LLC redemptions (in shares) | shares	6,800	4,600
Decrease from redemptions or purchase of interests (in percent)	0.027	0.019
Subordinate Voting Shares
Class of Stock [Line Items]
Voting rights, number of shares	1
Cresco LLC redemptions (in shares) | shares	6,758	4,642
Proportionate Voting Shares
Class of Stock [Line Items]
Voting rights, number of shares	1
Voting rights, votes per share	200
Super Voting Shares
Class of Stock [Line Items]
Voting rights, number of shares	2,000
Special Subordinate Voting Shares
Class of Stock [Line Items]
Voting rights, number of shares	0.00001